Consolidated Statement Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Income	$ 687.3	$ 603.6	$ 669.5
Other Comprehensive Income (Loss) (Net of Tax and Reclassifications)
Net Unrealized Gains on Securities Available for Sale	61.2	53.3	28.2
Net Unrealized Gains (Losses) on Cash Flow Hedges	5.6	(18.4)	37.6
Foreign Currency Translation Adjustments	20.0	(2.5)	(18.3)
Pension and Other Postretirement Benefit Adjustments	(24.2)	(72.7)	8.8
Other Comprehensive Income (Loss)	62.6	(40.3)	56.3
Comprehensive Income	$ 749.9	$ 563.3	$ 725.8